MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
MARKETABLE SECURITIES

13.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2014	2013
Cost	2,830	2,707
Accumulated net unrealized (loss) gain	(206)	772
Fair value	2,624	3,479

During 2013, the Company received 108,069 shares in Avance Gas Holdings Limited ("Avance Gas") as a stock dividend from its investment in Frontline 2012.

During 2014, the Company received 12,374 shares in Knightsbridge Shipping Limited ("Knightsbridge") as partial settlement of Restricted Stock Units ("RSU") granted by Knightsbridge to ICB Shipping (Bermuda) Limited in its capacity as Manager. During 2013, the Company received 8,766 shares as partial settlement of RSUs. No payment was given for these shares and $0.01 million and $0.06 million was recorded in "Other income" in 2014 and 2013, respectively.

The net unrealized loss on marketable securities included in comprehensive income is $0.2 million (2013: $0.8 million gain).

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis. Realized gains and losses are recorded as gain on sale of securities in the consolidated statement of operations.